The Chesapeake Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

Common Stocks - 93.2%	Shares	Value
Communications - 9.9%
Internet Media & Services - 9.9%
Alphabet, Inc. - Class C	12,603	$ 2,591,177
Meta Platforms, Inc. - Class A	230	158,511
Netflix, Inc. *	1,625	1,587,235
		4,336,923
Consumer Discretionary - 15.2%
Automotive - 1.1%
Ferrari N.V.	1,090	467,087

E-Commerce Discretionary - 6.2%
Amazon.com, Inc. *	11,565	2,748,769

Home Construction - 2.7%
Toll Brothers, Inc.	8,755	1,189,016

Leisure Facilities & Services - 1.4%
Chipotle Mexican Grill, Inc. *	10,800	630,180

Retail - Discretionary - 3.8%
TJX Companies, Inc. (The)	13,367	1,668,068

Consumer Staples - 1.4%
Beverages - 0.9%
Monster Beverage Corporation *	7,540	367,273

Retail - Consumer Staples - 0.5%
Murphy USA, Inc.	445	223,795

Energy - 3.1%
Oil & Gas Producers - 3.1%
Exxon Mobil Corporation	12,871	1,375,009

Financials - 11.5%
Asset Management - 6.9%
Ares Management Corporation - Class A	2,605	516,363
KKR & Company, Inc.	1,435	239,745
UBS Group AG	64,180	2,273,256
		3,029,364

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 93.2% (Continued)	Shares	Value
Financials - 11.5% (Continued)
Banking - 3.1%
Citigroup, Inc.	16,785	$ 1,366,803

Insurance - 1.5%
Berkshire Hathaway, Inc. - Class B *	1,460	684,258

Health Care - 3.1%
Biotech & Pharma - 1.9%
Eli Lilly & Company	1,035	839,468

Medical Equipment & Devices - 1.2%
Danaher Corporation	2,315	515,643

Industrials - 10.7%
Aerospace & Defense - 9.6%
Boeing Company (The) *	7,905	1,395,391
HEICO Corporation	930	222,214
L3Harris Technologies, Inc.	2,075	439,921
TransDigm Group, Inc.	1,617	2,188,351
		4,245,877
Electrical Equipment - 1.1%
Amphenol Corporation - Class A	6,740	477,057

Materials - 2.8%
Construction Materials - 2.8%
Vulcan Materials Company	4,540	1,244,641

Technology - 35.5%
Semiconductors - 7.3%
Broadcom, Inc.	4,930	1,090,861
NVIDIA Corporation	14,260	1,712,198
NXP Semiconductors N.V.	2,081	433,993
		3,237,052
Software - 11.6%
Microsoft Corporation	6,063	2,516,509
SAP SE - ADR	940	259,497
ServiceNow, Inc. *	955	972,553
Synopsys, Inc. *	2,560	1,345,229
		5,093,788
Technology Hardware - 7.4%
Apple, Inc.	12,389	2,923,804

The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 93.2% (Continued)	Shares	Value
Technology - 35.5% (Continued)
Technology Hardware - 7.4% (Continued)
Motorola Solutions, Inc.	700	$ 328,475
		3,252,279
Technology Services - 9.2%
Gartner, Inc. *	2,195	1,191,512
Mastercard, Inc. - Class A	5,120	2,843,801
		4,035,313

Total Common Stocks (Cost $25,602,676)		$ 41,027,663

Money Market Funds - 6.9%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 4.27% (a) (Cost $3,027,974)	3,027,974	$ 3,027,974

Total Investments at Value - 100.1% (Cost $28,630,650)		$ 44,055,637

Liabilities in Excess of Other Assets - (0.1%)		(19,028)

Total Net Assets - 100.0%		$ 44,036,609

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2025.